Information by business segment and by geographic area - Net operating revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Information by business segment and by geographic area
Net operating revenue	$ 40,018	$ 37,570	$ 36,575
Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue	620	1,358	1,478
United States of America
Information by business segment and by geographic area
Net operating revenue	1,041	1,335	1,353
Germany
Information by business segment and by geographic area
Net operating revenue	1,666	1,683	1,653
Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	3,671	3,511	4,454
Middle East, Africa and Oceania
Information by business segment and by geographic area
Net operating revenue	1,503	2,178	2,738
Japan
Information by business segment and by geographic area
Net operating revenue	2,213	2,603	2,743
China
Information by business segment and by geographic area
Net operating revenue	23,140	18,242	15,242
Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	3,256	3,312	3,666
Brazil
Information by business segment and by geographic area
Net operating revenue	2,908	3,348	3,248
Ferrous minerals
Information by business segment and by geographic area
Net operating revenue	32,078	30,005	27,933
Ferrous minerals | Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue	334	523	820
Ferrous minerals | United States of America
Information by business segment and by geographic area
Net operating revenue	244	404	388
Ferrous minerals | Germany
Information by business segment and by geographic area
Net operating revenue	357	1,161	1,130
Ferrous minerals | Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	1,214	1,514	2,218
Ferrous minerals | Middle East, Africa and Oceania
Information by business segment and by geographic area
Net operating revenue	1,418	2,083	2,562
Ferrous minerals | Japan
Information by business segment and by geographic area
Net operating revenue	1,793	2,057	2,072
Ferrous minerals | China
Information by business segment and by geographic area
Net operating revenue	22,202	17,572	14,381
Ferrous minerals | Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	2,068	2,032	1,798
Ferrous minerals | Brazil
Information by business segment and by geographic area
Net operating revenue	2,448	2,659	2,564
Base metals
Information by business segment and by geographic area
Net operating revenue	7,170	6,161	6,703
Base metals | Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue	286	835	658
Base metals | United States of America
Information by business segment and by geographic area
Net operating revenue	797	931	952
Base metals | Germany
Information by business segment and by geographic area
Net operating revenue	1,309	522	523
Base metals | Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	2,356	1,715	1,800
Base metals | Middle East, Africa and Oceania
Information by business segment and by geographic area
Net operating revenue	17	20	25
Base metals | Japan
Information by business segment and by geographic area
Net operating revenue	400	426	508
Base metals | China
Information by business segment and by geographic area
Net operating revenue	922	670	861
Base metals | Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	931	816	1,101
Base metals | Brazil
Information by business segment and by geographic area
Net operating revenue	152	226	275
Coal
Information by business segment and by geographic area
Net operating revenue	473	1,021	1,643
Coal | Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	101	282	436
Coal | Middle East, Africa and Oceania
Information by business segment and by geographic area
Net operating revenue	68	75	151
Coal | Japan
Information by business segment and by geographic area
Net operating revenue	20	120	163
Coal | China
Information by business segment and by geographic area
Net operating revenue	16
Coal | Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	257	464	767
Coal | Brazil
Information by business segment and by geographic area
Net operating revenue	11	80	126
Others
Information by business segment and by geographic area
Net operating revenue	297	383	296
Others | United States of America
Information by business segment and by geographic area
Net operating revenue			13
Others | Brazil
Information by business segment and by geographic area
Net operating revenue	$ 297	$ 383	$ 283